Exhibit 99.1-6

	Schedule 5
	Data Integrity - Marketable Title Date

#	AMC Loan ID	Servicer Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
1	213387871	XXXX	XX/YY/ZZZZ			Missing Document